Summary of significant accounting policies - Revenue disaggregation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disaggregation of revenue
Revenues	$ 1,598
Revenues recognized at a point in time
Disaggregation of revenue
Revenues	1,217
Revenues recognized over time
Disaggregation of revenue
Revenues	381
Payment platform partnerships
Disaggregation of revenue
Revenues	740
SaaS subscription services
Disaggregation of revenue
Revenues	367
Other
Disaggregation of revenue
Revenues	491
Hardware sales and installment services
Disaggregation of revenue
Revenues	436
Software development services
Disaggregation of revenue
Revenues	$ 55